UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         October 19, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         42
Form 13F Information Table Value Total:   $204,371
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE
                                    OF               VALUE     SHRS OR             INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP   (X$1000)    PRN AMT    SH/ PRN  DISCRETION  SOLE  SHARED  NONE
BERKSHIRE HATHAWAY                 COM  084670108   12,928            128   SH        SOLE                     128
INTERNATIONAL BUSINESS MACHINE     COM  459200101   10,645         89,000   SH        SOLE                  89,000
PEPSICO INCORPORATED               COM  713448108   10,031        171,000   SH        SOLE                  171,000
BHP BILLITON LTD - SPON ADR        ADR  088606108    9,505        144,000   SH        SOLE                  144,000
3M COMPANY                         COM  88579Y101    7,897        107,000   SH        SOLE                  107,000
EXXON MOBIL CORPORATION            COM  30231G102    7,894        115,062   SH        SOLE                  115,062
UNION PACIFIC CORPORATION          COM  907818108    7,702        132,000   SH        SOLE                  132,000
SCHLUMBERGER LTD                   COM  806857108    7,474        125,400   SH        SOLE                  125,400
WAL-MART STORES                    COM  931142103    7,192        146,512   SH        SOLE                  146,512
MEDCO HEALTH SOLUTIONS INC         COM  58405U102    6,900        124,750   SH        SOLE                  124,750
CATERPILLAR TRACTOR CO             COM  149123101    6,878        134,000   SH        SOLE                  134,000
ROYAL DUTCH SHELL PLC - ADR A      ADR  780259206    6,663        116,500   SH        SOLE                  116,500
EMERSON ELECTRIC CO                COM  291011104    6,232        155,500   SH        SOLE                  155,500
PRAXAIR INC                        COM  74005P104    5,637         69,000   SH        SOLE                  69,000
CISCO SYSTEMS INC                  COM  17275R102    5,522        234,600   SH        SOLE                  234,600
PROCTER & GAMBLE CO                COM  742718109    5,271         91,000   SH        SOLE                  91,000
COVIDIEN LTD                       COM  G2554F105    4,968        114,850   SH        SOLE                  114,850
ABBOTT LABS                        COM  002824100    4,789         96,800   SH        SOLE                  96,800
ORACLE CORP                        COM  68389X105    4,781        229,400   SH        SOLE                  229,400
ILLINOIS TOOL WORKS                COM  452308109    4,698        110,000   SH        SOLE                  110,000
HOSPIRA INC                        COM  441060100    4,656        104,400   SH        SOLE                  104,400
KIMBERLY CLARK CORPORATION         COM  494368103    4,376         74,200   SH        SOLE                  74,200
HEWLETT-PACKARD CO.                COM  428236103    3,975         84,200   SH        SOLE                  84,200
TARGET CORP                        COM  87612E106    3,874         83,000   SH        SOLE                  83,000
GENERAL ELECTRIC COMPANY           COM  369604103    3,777        230,000   SH        SOLE                  230,000
INTEL CORP                         COM  458140100    3,585        183,200   SH        SOLE                  183,200
ENBRIDGE INC.                      COM  29250N105    3,414         88,000   SH        SOLE                  88,000
MERCK & CO.                        COM  589331107    3,359        106,200   SH        SOLE                  106,200
HSBC HOLDINGS PLC-SPONS ADR        ADR  404280406    3,154         55,000   SH        SOLE                  55,000
BRISTOL-MYERS SQUIBB CO            COM  110122108    2,887        128,200   SH        SOLE                  128,200
MICROSOFT CORP.                    COM  594918104    2,829        110,000   SH        SOLE                  110,000
BP P.L.C.                          ADR  055622104    2,768         52,000   SH        SOLE                  52,000
JM SMUCKER CO                      COM  832696405    2,666         50,300   SH        SOLE                  50,300
SPECTRA ENERGY CORP                COM  847560109    2,659        140,400   SH        SOLE                  140,400
PHILIP MORRIS INTERNATIONAL        COM  718172109    2,588         53,100   SH        SOLE                  53,100
LOWE'S CORP                        COM  548661107    2,303        110,000   SH        SOLE                  110,000
AMETEK INC                         COM  031100100    1,721         49,300   SH        SOLE                  49,300
TRANSOCEAN LTD                     COM  H8817H100    1,505         17,600   SH        SOLE                  17,600
WEATHERFORD INTERNATIONAL          COM  H27013103    1,482         71,500   SH        SOLE                  71,500
DEVRY INC                          COM  251893103    1,377         24,900   SH        SOLE                  24,900
YUM BRANDS INC                     COM  988498101    1,006         29,800   SH        SOLE                  29,800
FLOWSERVE CORP                     COM  34354P105     798           8,100   SH        SOLE                   8,100

GRAND TOTALS                                         204,371    4,359,902



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